SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories - Impact on equity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	¥ 15,624,699	$ 2,230,092	¥ 11,558,060	¥ 8,132,509	¥ 5,049,247
Statutory reserves
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	453,625	64,745	368,046	167,679	35,657
Accumulated deficits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	(2,438,985)	(348,113)	(5,953,788)	(8,709,130)	(11,421,145)
Total Company's ordinary shareholders' equity
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	15,624,699	$ 2,230,092	11,558,060	8,132,509	¥ 5,049,247
As previously reported
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	15,608,824		11,537,950	8,136,405
As previously reported | Statutory reserves
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	451,506		365,927	168,204
As previously reported | Accumulated deficits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	(2,452,741)		(5,971,779)	(8,705,759)
As previously reported | Total Company's ordinary shareholders' equity
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	15,608,824		11,537,950	8,136,405
Effect of Change
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	15,875		20,110	(3,896)
Effect of Change | Statutory reserves
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	2,119		2,119	(525)
Effect of Change | Accumulated deficits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	13,756		17,991	(3,371)
Effect of Change | Total Company's ordinary shareholders' equity
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total shareholders equity	¥ 15,875		¥ 20,110	¥ (3,896)